Debt and Lease Liabilities - Hedged Items (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about hedged items [line items]
Notional amount	$ 106,235,385
Open Ended Fund [Member]
Offset against:
Foreign exchange (loss) gain derived from the hedged Warrants issued by UHI and investments in Open-Ended Fund	114,046
Designated as hedging instruments
Disclosure of detailed information about hedged items [line items]
Notional amount	50,219,558	$ 26,666,715	$ 2,578.5	$ 1,300.6
Recognized in:
Comprehensive loss	3,375,804	(604,856)
Total foreign exchange gain (loss) derived from hedging Senior Notes	3,375,804	(604,856)
Offset against:
Total foreign currency translation and foreign exchange (loss) gain derived from hedged assets	(3,375,804)	604,856
Designated as hedging instruments | Investment in shares of UH II and UHI
Offset against:
Foreign exchange (loss) gain derived from the hedged Warrants issued by UHI and investments in Open-Ended Fund	(3,261,758)	505,183
Designated as hedging instruments | Open Ended Fund [Member]
Offset against:
Foreign exchange (loss) gain derived from the hedged Warrants issued by UHI and investments in Open-Ended Fund	(114,046)	99,673
Designated as hedging instruments | Net investment in foreign operations | Investment in shares of UH II and UHI
Disclosure of detailed information about hedged items [line items]
Notional amount	49,446,349	25,721,539	2,538.8	1,254.5
Designated as hedging instruments | Fair value | Open Ended Fund [Member]
Disclosure of detailed information about hedged items [line items]
Notional amount	$ 773,209	$ 945,176	$ 39.7	$ 46.1